Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Contract assets:
Contract asset, current	$ 190		$ 171
Contract asset, noncurrent	0		5
Contract liabilities:
Contract liability, current	26		19
Customer liability, noncurrent	13		$ 19
Transfers to operating revenues	$ 20	$ 22